COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Stock Options Activity) (Details) (Stock options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	576	930	1,127
Options Granted (in shares)	127		246
Options Exercised (in shares)
Options Forfeited or Expired (in shares)	(145)	(354)	(443)
Options Outstanding at the end of the period (in shares)	558	576	930
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 21.25	$ 20.04	$ 23.52
Options Granted (in dollars per share)	$ 2.83		$ 3.24
Options Exercised (in dollars per share)
Options Forfeited or Expired (in dollars per share)	$ 62.79	$ 18.05	$ 19.56
Options Outstanding at the end of the period (in dollars per share)	$ 6.33	$ 21.25	$ 20.04